COMPANY'S OPERATIONS -Treasury shares cancelled (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		6 Months Ended
	Feb. 28, 2023	Jun. 30, 2023	Dec. 31, 2022
COMPANY'S OPERATIONS
Number of shares cancelled	37,145,969	37,145,969
Average price per share of shares cancelled	R$ 40.84	R$ 40.84
Aggregate value of shares cancelled	R$ 1,517,224	R$ 1,517,224
Share capital		R$ 9,235,546	R$ 9,235,546
Quantity of ordinary shares		1,324,117,615	1,361,263,584
Treasury shares
COMPANY'S OPERATIONS
Quantity of ordinary shares		32,466,900	51,911,569
Share Capital
COMPANY'S OPERATIONS
Share capital	R$ 9,269,281	R$ 9,269,281
Quantity of ordinary shares	1,324,117,615